CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
Schedule of cash and cash equivalents

	December 31,
	2019	2018
	U.S. dollars in thousands
Cash in bank	6,471	7,736
Short-term bank deposits	22,552	21,269
	29,023	29,005